Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Revenue	$ 31,786,802	$ 41,788,196	$ 38,517,742
Cost of revenue	12,473,050	11,622,348	11,687,156
Gross profit	19,313,752	30,165,848	26,830,586
Operating expenses
General and administrative expenses	4,900,269	4,066,178	2,509,090
Selling expenses	3,688,104	4,906,579	5,601,274
Total operating expenses	8,588,373	8,972,757	8,110,364
Income from operations	10,725,379	21,193,091	18,720,222
Other income (expenses)
Interest income	74,553	42,320	64,320
Interest expenses	(6,008)	(6,162)	(4,583)
Loss on disposal of property, plant and equipment	(156,072)	(521,189)	(473,596)
Other income (expenses), net	151,771	(34,723)	5,815
Total other income (expenses), net	64,244	(519,754)	(408,044)
Income before income tax	10,789,623	20,673,337	18,312,178
Income tax expense	(4,240,039)	(6,344,963)	(4,731,803)
Net income	6,549,584	14,328,374	13,580,375
Other comprehensive income
Net income	6,549,584	14,328,374	13,580,375
Foreign currency translation	(1,296,096)	(4,514,705)	1,288,049
Comprehensive income	$ 5,253,488	$ 9,813,669	$ 14,868,424
Basic earnings per share (in Dollars per share)	$ 0.13	$ 0.29	$ 0.14
Basic weighted average number of ordinary shares (in Shares)	50,810,274	50,000,000	100,000,000